Long-Term Bank Loan (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less: Current portion	$ 0	$ (680,400)
Jonathan John Shipping Ltd. / Corfu Navigation Ltd. [Member]
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	0	1,925,000
Less: Current portion	0	(700,000)
Long-term portion	0	1,225,000
Deferred charges, current portion	0	19,600
Deferred charges, long-term portion	0	14,140
Long-term bank loan, current portion net of deferred charges	0	680,400
Long-term bank loan, long-term portion net of deferred charges	$ 0	$ 1,210,860